S000070685 [Member] Annual Fund Operating Expenses - JOHCM International Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2028
Class Z Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.43%)	[2]
Net Expenses (as a percentage of Assets)	0.51%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.43%)	[2]
Net Expenses (as a percentage of Assets)	0.51%
Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.43%)	[2]
Net Expenses (as a percentage of Assets)	0.61%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.43%)	[2]
Net Expenses (as a percentage of Assets)	0.76%

[1]	Expenses associated with investments in underlying investment companies are excluded from contractual expense limitation.
[2]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until February 1, 2028, pursuant to a supplemental expense limitation agreement, between the Fund and the Adviser dated February 1, 2025 (the “Supplemental Expense Limitation Agreement”). Pursuant to the Supplemental Expense Limitation Agreement, the Adviser (i) cannot recoup any waiver or reimbursement made pursuant to the Supplemental Expense Limitation Agreement and (ii) will suspend the payment of any recouped waivers or reimbursements provided for under the expense limitation agreement between the Adviser and Trust dated June 13, 2024 (the “Primary Expense Limitation Agreement”), until February 1, 2028, the termination date of the Supplemental Expense Limitation Agreement. The Supplemental Expense Limitation Agreement and Primary Expense Limitation Agreement may be terminated by the Board of Trustees, and certain amounts waived or reimbursed may be recouped by the Adviser after February 1, 2028. The Supplemental Expense Limitation Agreement and Primary Expense Limitation Agreement are described in more detail under “MANAGEMENT OF THE FUNDS—Fund Expense Limitation and Recoupment Arrangements” in the Fund’s prospectus. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, due to certain excluded expenses.